Investment Strategy	Feb. 25, 2026
T. Rowe Price Retirement Income 2020 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2020) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement while taking regular monthly cash distributions throughout retirement using a managed payout program. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

While the fund employs an asset allocation strategy based on an investor retiring near the target date, the fund also employs a managed payout program designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. The managed payout program targets making twelve equal monthly payments that are expected to produce an annual payout of approximately 5% of the fund’s average net asset value over the trailing five years. The monthly payment amount per share is expected to remain constant from month to month for a particular calendar year. The amount of the fund’s scheduled monthly distribution amount per share for a particular calendar year will generally increase or decrease each January based on the fund’s historical monthly performance over the previous five years. The twelve monthly payments that are distributed to shareholders are generally not eligible to be reinvested.

The fund’s managed payout program is designed to provide a higher level of income earlier in retirement, although a tradeoff of targeting a higher level of income earlier in retirement is that the income stream ultimately may not keep pace with inflation. While the fund will continue to target a 5% distribution rate, the income stream received from the fund later in retirement may decrease at a time when the overall costs of goods and services could continue to increase. Although the fund is designed for shareholders who are at or nearing retirement age, all fund shareholders will receive the monthly cash distributions regardless of age and retirement status. The fund’s Board of Directors may change the managed payout program without a shareholder vote if the Board of Directors determines such a change would be in the best interest of shareholders.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular distributions throughout retirement along with some portfolio growth. After the target date, the fund is designed to balance longevity and inflation risks along with the need for income, although it does not guarantee a particular level of income.

RETIREMENT INCOME FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of March 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement Income 2020 Fund

Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	50.56%	Hedged Equity	5.06%	Hedged Equity
		Inflation Focused	2.53	Real Assets
		International Developed Markets	10.95	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	1.94	Emerging Markets Discovery Stock

		U.S. Large-Cap	25.87	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.26	Mid-Cap Growth and/or

				Mid-Cap Value
		U.S. Small-Cap	1.95	New Horizons,

				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	49.46	Core Fixed Income	26.01	Dynamic Global Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	23.45	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond, and/or
				U.S. Treasury Long-Term Index

T. Rowe Price Retirement Income 2025 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues its objective(s) by investing in a diversified portfolio of other T. Rowe Price equity and fixed income mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to the fund’s target retirement date.

The fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is primarily designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement while taking regular monthly cash distributions throughout retirement using a managed payout program. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

While the fund employs an asset allocation strategy based on an investor retiring near the target date, the fund also employs a managed payout program designed to distribute a consistent amount of cash once per month throughout each calendar year, excluding any additional distributions required to comply with applicable law. The managed payout program targets making twelve equal monthly payments that are expected to produce an annual payout of approximately 5% of the fund’s average net asset value over the trailing five years (or, until the fund has five years of operating history, the historical monthly performance of the applicable share class of the T. Rowe Price Retirement 2025 Fund which is a similarly managed fund). The monthly payment amount per share is expected to remain constant from month to month for a particular calendar year. The amount of the fund’s scheduled monthly distribution amount per share for a particular calendar year will generally increase or decrease each January based on the fund’s historical monthly performance over the previous five years. The twelve monthly payments that are distributed to shareholders are generally not eligible to be reinvested.

The fund’s managed payout program is designed to provide a higher level of income earlier in retirement, although a tradeoff of targeting a higher level of income earlier in retirement is that the income stream ultimately may not keep pace with inflation. While the fund will continue to target a 5% distribution rate, the income stream received from the fund later in retirement may decrease at a time when the overall costs of goods and services could continue to increase. Although the fund is designed for shareholders who are at or nearing retirement age, all fund shareholders will receive the monthly cash distributions regardless of age and retirement status. The fund’s Board of Directors may change the managed payout program without a shareholder vote if the Board of Directors determines such a change would be in the best interest of shareholders.

Over time, the fund’s allocations to the broad asset classes (“Equity” and “Fixed Income”), and to the sectors and underlying funds used to represent those asset classes, will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to equity funds with the remainder of the allocation to fixed income funds). Equity allocations generally consist of investments in underlying funds that focus on stocks, and fixed income allocations generally consist of investments in underlying funds that focus on bonds and other debt instruments. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular distributions throughout retirement along with some portfolio growth. After the target date, the fund is designed to balance longevity and inflation risks along with the need for income, although it does not guarantee a particular level of income.

RETIREMENT INCOME FUNDS

At the target date, the glide path provides for a neutral allocation to equity of 55%. The fund’s overall exposure to equity will continue to decline until approximately 30 years after its target date, when its neutral allocations to equity and fixed income will remain unchanged. There are no maturity restrictions within the fund’s overall allocation to fixed income, although the underlying fixed income funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Equity and Fixed Income), which reflect any tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.

The following table illustrates how the portfolio is generally expected to be allocated between the broad asset classes and the underlying T. Rowe Price mutual funds that are used to represent those asset classes and specific sectors. The fund invests in underlying funds that do not charge a management fee or in Z Class shares of an underlying fund when it is available. T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions. The fund’s overall allocation to equity is represented by a diversified mix of U.S. and international equity funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to fixed income is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of March 1, 2026. The numbers may not add to 100% due to rounding. Updated allocations between equity funds and fixed income funds, and actual allocations to each underlying T. Rowe Price mutual fund, are available through troweprice.com. T. Rowe Price may periodically rebalance or modify the asset mix of the underlying funds and change the underlying fund allocations.

Retirement Income 2025 Fund

Asset Class		Sector(s)	Neutral Allocation	Underlying Fund(s)

Equity	54.38%	Hedged Equity	5.44%	Hedged Equity
		Inflation Focused	2.72	Real Assets
		International Developed Markets	11.79	International Stock,
				International Value Equity, and/or
				Overseas Stock
		International Emerging Markets	2.08	Emerging Markets Discovery Stock
		U.S. Large-Cap	27.83	Equity Index 500,
				Growth Stock,
				U.S. Equity Research,
				U.S. Large-Cap Core, and/or
				Value
		U.S. Mid-Cap	2.42	Mid-Cap Growth and/or
				Mid-Cap Value
		U.S. Small-Cap	2.10	New Horizons,
				Small-Cap Stock, and/or
				Small-Cap Value
Fixed Income	45.62	Core Fixed Income	24.72	Dynamic Global Bond,
				International Bond (USD Hedged), and/or
				New Income
		Diversifying Fixed Income	20.90	Dynamic Credit,
				Emerging Markets Bond,
				Floating Rate,
				High Yield,
				Limited Duration Inflation Focused Bond, and/or
				U.S. Treasury Long-Term Index